Investments held at fair value	12 Months Ended
Dec. 31, 2021
Investments held at fair value [Abstract]
Investments held at fair value	Investments held at fair value
Investments held at fair value include both unlisted and listed securities held by PureTech. These investments, which include interests in Akili, Vor, Karuna, Gelesis (other than the investment in common shares which is accounted for under the equity method), and other insignificant investments, are initially measured at fair value and are subsequently re-measured at fair value at each reporting date with changes in the fair value recorded through profit and loss. Interests in these investments were accounted for as shown below:

Investments held at fair value	$000's
Balance as of January 1, 2020	714,905
Sale of Karuna shares	(347,538)
Sale of resTORbio shares	(3,048)
Loss realised on sale of investments	(54,976)
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Unrealized Loss – fair value through profit and loss	232,674
Balance as of January 1, 2021 before allocation of share in associate loss to long-term interest	553,167
Sale of Karuna shares	(218,125)
Loss realised on sale of investments (see below)	(20,925)
Cash purchase of Vor preferred shares	500
Unrealized gain – fair value through profit and loss	179,271
Balance as of December 31, 2021 before allocation of share in associate loss to long-term interest	493,888
Share of associate loss allocated to long-term interest (see Note 6)	(96,709)
Balance as of December 31, 2021 after allocation of share in associate loss to long-term interest[1]	397,179
1    Fair value of investments accounted for at fair value, does not take into consideration contribution from milestones that occurred after December 31, 2021, the value of the Group's consolidated Founded Entities (Vedanta, Follica, Sonde and Entrega), the Internal segment, or cash and cash equivalents.
Vor
On February 12, 2019, Vor completed a Series A-2 Preferred Shares financing round with PureTech and several new third party investors. The financing provided for the purchase of 62,819,866 shares of Vor Series A-2 Preferred Shares at the purchase price of $0.40 per share.
As a result of the issuance of Series A-2 preferred shares to third-party investors, PureTech’s ownership percentage and corresponding voting rights dropped from 79.5 percent to 47.5 percent, and PureTech simultaneously lost control on Vor’s Board of Directors, both of which triggered a loss of control over the entity. As of February 12, 2019, Vor was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Vor through the deconsolidation date being included in the Consolidated Statement of Comprehensive Income/(Loss). While the Company no longer controlled Vor, it was concluded that PureTech still had significant influence over Vor by virtue of its large, albeit minority, ownership stake and its continued representation on Vor’s Board of Directors. During the year ended December 31, 2019, the Company recognized a $6.4 million gain on the deconsolidation of Vor, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Comprehensive Income/(Loss).
As PureTech did not hold common shares in Vor upon deconsolidation and the preferred shares it held did not have equity-like features, PureTech had no basis to account for its investment in Vor under IAS 28. The preferred shares held by PureTech fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value with changes in fair value recorded in the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the preferred shares at deconsolidation was $12.0 million.
On February 12, 2020, PureTech participated in the second closing of Vor’s Series A-2 Preferred Share financing. For consideration of $0.7 million, PureTech received 1,625,000 A-2 shares. On June 30, 2020, PureTech participated in the first closing of Vor’s Series B Preferred Share financing. For consideration of $0.5 million, PureTech received 961,538 shares. Upon the conclusion of such Vor financings PureTech no longer had significant influence over Vor.
On January 8, 2021, PureTech participated in the second closing of Vor’s Series B Preferred Share financing. For consideration of $0.5 million, PureTech received an additional 961,538 B Preferred shares.
On February 9, 2021, Vor closed its initial public offering (IPO) of 9,828,017 shares of its common stock at a price to the public of $18.00 per share. Subsequent to the closing, PureTech held 3,207,200 shares of Vor common stock, representing 8.6 percent of Vor common stock. Following its IPO, the valuation of Vor common stock is based on level 1 inputs in the fair value hierarchy. See Note 16.
During the years ended December 31, 2021, 2020 and 2019, the Company recognized a gain of $3.9 million, a gain of $19.1 million, and a gain of $0.6 million, respectively for the changes in the fair value of the investment that were recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
Gelesis
As of July 1, 2019, Gelesis was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Gelesis through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss). At the date of deconsolidation, PureTech recorded a $156.0 million gain on the deconsolidation of Gelesis, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Income/(Loss). The preferred shares and warrants held by PureTech fall under the guidance of IFRS 9 and are treated as financial assets held at fair value, where changes to the fair value of the preferred shares and warrant are recorded through the Consolidated Statement of Income/(Loss). The fair value of the preferred shares and warrants at deconsolidation was $49.2 million. Please refer to Note 6 for information regarding the Company's investment in Gelesis as an associate.
On August 12, 2019, Gelesis issued a convertible promissory note to the Company in the amount of $2.0 million. On October 7, 2019, Gelesis issued an amended and restated convertible note (the “Gelesis Note”) to the Company in the principal amount of up to $6.5 million. The Gelesis Note was payable in installments, with $2.0 million of the note drawn down upon execution of the original note in August 2019 and an additional $3.3 million and $1.2 million drawn down on October 7, 2019 and November 5, 2019, respectively. The Gelesis Note was convertible upon the occurrence of Gelesis’ next qualified equity financing, or at the demand of the Company at any date after December 31, 2019. The Gelesis Note fell under the guidance of IFRS 9 and was treated as a financial asset held at fair with all movements to the value of the note recorded through the Consolidated Statement of Income/(Loss).
On December 5, 2019, Gelesis closed its Series 3 Growth Preferred Stock financing, at which point all outstanding principal and interest under the Gelesis Note converted into shares of Series 3 Growth Preferred Stock. In addition to the shares issued upon conversion of the Gelesis Note, PureTech purchased $8.0 million of Series 3 Growth Preferred Stock in the December financing.
On April 1, 2020, PureTech participated in the 2nd closing of Gelesis’s Series 3 Growth Preferred Share financing. For consideration of $10.0 million, PureTech received 579,038 Series 3 Growth shares.
During the years ended December 31, 2021, 2020 and 2019, the Company recognized a gain of $34.6 million, a gain of $7.1 million and a loss of $18.7 million, respectively related to the change in the fair value of the preferred shares and warrants that was recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The loss recorded in 2019 was primarily as a result of the Gelesis Series 3 Growth financing, which was executed with terms that resulted in a decrease in fair value across all other classes of preferred shares. Please refer to Note 16 for information regarding the valuation of these instruments. Additionally, due to the equity method based investment in Gelesis being reduced to zero, the Group allocated a portion of its share in the net loss in Gelesis in the years ended December 31, 2021 and 2020, totaling $73.7 million and $23.0 million, respectively, to its preferred share and warrant investments in Gelesis, which are considered to be long-term interests in Gelesis. As of December 31, 2021, the investment in Gelesis preferred shares and warrants was entirely reduced to nil.
See Note 26 for subsequent event regarding the investment in Gelesis.
Karuna
2019
On March 15, 2019, Karuna completed the closing of a Series B Preferred Share financing with PureTech and several new third party investors. The financing provided for the purchase of 5,285,102 shares of Karuna Series B Preferred Shares at a purchase price of $15.14 per share.
As a result of the issuance of the preferred shares to third-party investors, PureTech’s ownership percentage and corresponding voting rights related to Karuna dropped from 70.9 percent to 44.3 percent, and PureTech simultaneously lost control over Karuna’s Board of Directors, both of which triggered a loss of control over the entity. As of March 15, 2019, Karuna was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Karuna through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). At the date of deconsolidation, PureTech recorded a $102.0 million gain on the deconsolidation of Karuna, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Comprehensive Income/(Loss). While the Company no longer controls Karuna, it was concluded that PureTech still had significant influence over Karuna by virtue of its large, albeit minority, ownership stake and its continued representation on Karuna’s Board of Directors. As PureTech had significant influence over Karuna, the entity was accounted for as an associate under IAS 28.
Upon the date of deconsolidation, PureTech held both preferred and common shares in Karuna and a warrant issued by Karuna to PureTech. The preferred shares and warrant held by PureTech fell under the guidance of IFRS 9 and were treated as financial assets held at fair value, and all movements to the value of preferred shares held by PureTech were recorded through the Consolidated Statement of Comprehensive Income/(Loss), in accordance with IFRS 9. The fair value of the preferred shares and warrant at deconsolidation was $72.4 million. Subsequent to deconsolidation, PureTech purchased an additional $5.0 million of Karuna Series B Preferred shares.
Due to the immaterial investment in common shares and overwhelmingly large losses by Karuna, the common share investment accounted for under the equity method was remeasured to nil immediately following both the deconsolidation and the exercise of the warrant in the first half of 2019.
On June 28, 2019, Karuna priced its IPO. PureTech’s ownership percentage and corresponding voting rights related to Karuna dropped from 44.3 percent percent to 31.6 percent; however, PureTech retained significant influence due to its continued presence on the board and its large, albeit minority, equity stake in the company. Upon completion of the IPO, the Karuna preferred shares held by PureTech converted to common shares. In light of PureTech’s common share holdings in Karuna and corresponding voting rights, PureTech had re-established a basis to account for its investment in Karuna under IAS 28. The preferred shares investment held at fair value was therefore reclassified to investment in associate upon completion of the conversion. During the year ended December 31, 2019 and up to June 28, 2019, the Company recognized a gain of $40.6 million that was recorded on the line item Gain on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss) related to the preferred shares that increased in value between the date of deconsolidation and the date of Karuna’s IPO.
As of December 2, 2019 it was concluded that the Company no longer exerted significant influence over Karuna owing to the resignation of the PureTech designee from Karuna’s Board of Directors, with PureTech retaining no ability to reappoint representation. Furthermore, PureTech was not involved in any manner, or had any influence, on the management of Karuna, or on any of its decision making processes and had no ability to do so. As such, PureTech lost the power to participate in the financial and operating policy decisions of Karuna. As a result, Karuna was no longer deemed an Associate and did not meet the scope of equity method accounting, resulting in the investment being accounted for as an investment held at fair value. As of December 2, 2019 the Company's interest in Karuna was 28.4 percent. For the period of June 28, 2019 through December 2, 2019, PureTech’s investment in Karuna was subject to equity method accounting. In accordance with IAS 28, the Company’s investment was adjusted by the share of losses generated by Karuna (weighted average of 31.4 percent based on common stock ownership interest), which resulted in a net loss of associates accounted for using the equity method of $6.3 million during the year ended December 31, 2019.
Upon PureTech’s loss of significant influence, the investment in Karuna was reclassified to an investment held at fair value. This change led PureTech to recognize a gain on loss of significant influence of $445.6 million that was recorded to the Consolidated Statement of Comprehensive Income/(Loss) on the line item Gain on loss of significant influence during the year ended December 31, 2019. The investment in Karuna after the recording of the gain on loss of significant influence was $557.2 million, which was reclassified from Investments in associates to Investments held at fair value. Additionally, from December 2, 2019 PureTech recorded a $0.7 million loss on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss) for the year ended December 31, 2019.
2020 and 2021
On January 22, 2020, PureTech sold 2,100,000 shares of Karuna common shares for aggregate proceeds of $200.9 million. On May 26, 2020, PureTech sold an additional 555,500 Karuna common shares for aggregate proceeds of $45.0 million. On August 26, 2020, PureTech sold 1,333,333 common shares of Karuna for aggregate proceeds of $101.6 million. As a result of the sales, Puretech recorded a loss of $54.8 million attributable to blockage discount included in the sales price, to the line item Loss Realized on Sale of Investment within the Consolidated Statement of Comprehensive Income/(Loss). See below for gain recorded in respect of the change in fair value of the Karuna investment.
On February 9, 2021, the Group sold 1,000,000 common shares of Karuna for $118.0 million. Following the sale the Group held 2,406,564 common shares of Karuna, which represented 8.2 percent of Karuna common stock at the time of sale. On November 9, 2021, the group sold an additional 750,000 common shares of Karuna for $100.1 million. Following the sale the group holds 1,656,564 common shares of Karuna, which represented 5.6 percent at time of sale. As a result of the aforementioned sales, the Company recorded a loss of $20.9 million, attributable to blockage discount included in the sales price, to the line item Loss Realised on Sale of Investment within the Consolidated Statement of Comprehensive Income/ (Loss) for the year ended December 31, 2021. See below for gain recorded in respect of the change in fair value of the Karuna investment.
During the years ended December 31, 2021 and 2020, the Company recognized a gain of $110.0 million and a gain of $191.2 million, respectively for the changes in the fair value of the Karuna investment that were recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). As of December 31, 2021, PureTech continued to hold Karuna common shares or 5.6 percent of total outstanding Karuna common shares. Please refer to Note 16 for information regarding the valuation of these instruments.
Akili
As PureTech does not hold common shares in Akili and the preferred shares it holds do not have equity-like features, PureTech has no basis to account for its investment in Akili under IAS 28. The preferred shares held by PureTech Health fall under the guidance of IFRS 9 and are treated as a financial asset held at fair value and all movements to the value of the preferred shares are recorded through the Consolidated Statements of Comprehensive Income/(Loss), in accordance with IFRS 9.
On May 25, 2021, Akili completed its Series D financing for gross proceeds of $110.0 million in which Akili issued 13,053,508 Series D preferred shares. The Group did not participate in this round of financing and as a result, the Group's interest in Akili was reduced from 41.9 percent to 27.5 percent.
During the years ended December 31, 2021, 2020 and 2019, the Company recognized a gain of $32.2 million, a gain of $14.4 million, and a gain of $11.5 million, respectively for the changes in the fair value of the investment in Akili that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
resTORbio
On November 15, 2019, resTORbio announced that top line data from the Protector 1 Phase 3 study evaluating the safety and efficacy of RTB101 in preventing clinically symptomatic respiratory illness in adults age 65 and older, did not meet its primary endpoint and the Company has stopped the development of RTB101 in this indication. As a result of ceasing the development of RTB101, resTORbio’s share price witnessed a decline in price. In November and December 2019, PureTech Health sold 7,680,700 common shares of resTORbio for aggregate proceeds of $9.3 million. Immediately following the sale of common shares, PureTech Health held 2,119,696 common shares, or 5.8 percent, of resTORbio. During the year ended December 31, 2019 PureTech recorded a loss of $71.9 million for the adjustment to fair value of its investment in resTORbio to the Consolidated Statement of Comprehensive Income/(Loss) in the line item Gain/(loss) on investments held at fair value.
On April 30, 2020, PureTech sold its remaining 2,119,696 resTORbio common shares, for aggregate proceeds of $3.0 million. As a result of the sale, the Company recorded a loss of $0.2 million attributable to blockage discount included in the sales price, to the line item Loss realized on sale of investments within the Consolidated Statement of Comprehensive Income/(Loss). Additionally, during the year ended December 31, 2020, the Company recognized a gain of $0.1 million that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
Gain on deconsolidation
The following table summarizes the gain on deconsolidation recognized by the Company:

	2021 $000s	2020 $000s	2019 $000s
Year ended December 31,
Gain on deconsolidation of Vor	—	—	6,357
Gain on deconsolidation of Karuna	—	—	102,038
Gain on deconsolidation of Gelesis [Note 6]	—	—	156,014
Total gain on deconsolidation	—	—	264,409